ACCOUNTS RECEIVABLE (Tables)	3 Months Ended
Mar. 31, 2022
Receivables [Abstract]
Schedule of accounts receivable

	March 31,	December 31,
	2022	2021
Accounts receivable	$6,747,200	$4,223,990
Less: Allowance for doubtful accounts	–	–
Total accounts receivable	$6,747,200	$4,223,990